Stock Option Plan (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option Plan (Textual) [Abstract]
Stock option exercisable period	10 years
Percentage of the fair market value of the common stock on the grant date	100.00%
The weighted average fair value at the grant date of options granted	$ 10.47	$ 11.53	$ 6.01
The total intrinsic value of options exercised	$ 182,000	$ 108,000	$ 67,000
Total unrecognized cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans	$ 210,000
Percentage of common stock shares issued and outstanding	5.00%
Cost of recognized weighted-average period	7 years 6 months
1999 Stock Option Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Common stock, shares issued	200,000
2009 Stock Option Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Common stock, shares issued	75,000
Options granted to employees	29,750
11.46 to 17.19 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower limit	$ 11.46
Upper limit	$ 17.19
17.20 to 25.79 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower limit	$ 17.20
Upper limit	$ 25.79
25.80 to 38.70 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower limit	$ 25.80
Upper limit	$ 38.70
38.71 to 43.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower limit	$ 38.71
Upper limit	$ 43.25